Financial Instruments - Summary of Credit Quality of Customers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [member]
Disclosure of internal credit grades [line items]
Credit exposure	S/ 2,513,477	S/ 2,577,304
Trade receivables [member] | New customers/related parties (less than 6 months) [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,042	117,797
Trade receivables [member] | Existing customers/related parties (with more than 6 months of trade relationship) with no previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,313,187	2,052,356
Trade receivables [member] | Existing customers/related parties (with more than 6 months of trade relationship) with previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	194,248	407,151
Receivable from related parties [member] | Existing customers/related parties (with more than 6 months of trade relationship) with no previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	S/ 874,682	S/ 713,048